Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Securities purchased under resale agreement 2,156 1,231 Debt securities: German government 602 876 U.S. Treasury and U.S. government agencies 12,334 8,770 U.S. local (municipal) governments 392 253 Other foreign governments 9,960 10,965 Corporates 708 604 Other asset-backed securities 0 0 Mortgage-backed securities, including obligations of U.S. federal agencies 486 714 Other debt securities 969 1,194 Total debt securities 25,450 23,377 Loans 4,069 4,370 Total financial assets at fair value through other comprehensive income 31,675 28,979